Convertible Debt Instruments - Terms of Convertible Debt (Details) $ / shares in Units, kr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 DKK (kr)	Dec. 31, 2018 USD ($) $ / shares
Convertible debt instruments
Convertible Debt Instruments
Interest coupon	7.50%	7.50%
Convertible Debt 1
Convertible Debt Instruments
Term	12 months
Interest coupon	7.50%	7.50%
Capital increase threshold for loan conversion | kr	kr 9.8
Discount on share price to be applied when calculating conversion price	20.00%	20.00%
Premium to be applied in prepayment terms	50.00%
Convertible Debt 1 | USD
Convertible Debt Instruments
Loan		$ 0.9
Convertible Debt 1 | DKK
Convertible Debt Instruments
Loan	kr 7.1	$ 1.0
Convertible Debt 2
Convertible Debt Instruments
Interest coupon	7.50%	7.50%
Capital increase threshold for loan conversion		$ 10.0
Premium to be applied in prepayment terms	50.00%
Mandatory conversion price at maturity | $ / shares		$ 160.41
Period before conversion during which loans denominated in foreign currency will convert into functional currency loan	10 days
Convertible Debt 2 | Qualified capital increase occurs in year of loan issuance
Convertible Debt Instruments
Discount on share price to be applied when calculating conversion price	5.00%	5.00%
Convertible Debt 2 | Qualified capital increase occurs in year following the loan issuance
Convertible Debt Instruments
Discount on share price to be applied when calculating conversion price	10.00%	10.00%
Convertible Debt 2 | Qualified capital increase occurs in two years following the loan issuance
Convertible Debt Instruments
Discount on share price to be applied when calculating conversion price	20.00%	20.00%
Convertible Debt 2 | USD
Convertible Debt Instruments
Loan		$ 5.4
Convertible Debt 2 | DKK
Convertible Debt Instruments
Loan	kr 5.0	$ 0.7